Balance Sheet Components - Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 28,993		$ 31,148	$ 46,495
Work in progress	28,152		8,042	23,197
Finished goods	29,056		47,756	19,400
Service parts	5,764		5,384	4,950
Total inventories	91,965		92,330	94,042
Write-down of inventories	$ 500	$ 600	$ 3,000	$ 4,900	$ 4,200